Segmental analysis - Schedule of Operating Segments (Details) £ in Millions	6 Months Ended
	Jun. 30, 2021 GBP (£) segement	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)
Segmental analysis
Number of reporting segments | segement	3
Net interest income	£ 4,373	£ 4,193	£ 6,556
Other income, net of insurance claims	3,706	3,038	1,339
Total income, net of insurance claims	8,079	7,231	7,895
Profit (loss) before tax	3,905	1,828	(602)
External income	7,835	7,349	7,939
Segment external assets	879,687	871,269
Segment customer deposits	482,349	460,068
Segment external liabilities	827,801	821,856
Retail
Segmental analysis
External income	5,713	5,841	6,027
Segment external assets	369,274	358,766
Segment customer deposits	309,838	290,206
Segment external liabilities	314,829	295,229
Commercial Banking
Segmental analysis
External income	1,693	1,613	1,633
Segment external assets	133,243	142,042
Segment customer deposits	149,229	145,596
Segment external liabilities	186,214	189,302
Insurance and Wealth
Segmental analysis
External income	685	366	857
Segment external assets	192,625	183,348
Segment customer deposits	14,818	14,072
Segment external liabilities	199,756	190,771
Other
Segmental analysis
External income	(256)	(471)	(578)
Segment external assets	184,545	187,113
Segment customer deposits	8,464	10,194
Segment external liabilities	127,002	146,554
Operating segments
Segmental analysis
Net interest income	5,418	5,295	5,478
Other income, net of insurance claims	2,417	2,054	2,461
Total income, net of insurance claims	7,835	7,349	7,939
Profit (loss) before tax	4,065	2,474	(281)
Operating segments | Retail
Segmental analysis
Net interest income	4,218	4,151	4,233
Other income, net of insurance claims	812	814	919
Total income, net of insurance claims	5,030	4,965	5,152
Profit (loss) before tax	2,335	1,779	212
Operating segments | Commercial Banking
Segmental analysis
Net interest income	1,153	1,135	1,222
Other income, net of insurance claims	677	634	658
Total income, net of insurance claims	1,830	1,769	1,880
Profit (loss) before tax	1,388	764	(668)
Operating segments | Insurance and Wealth
Segmental analysis
Net interest income	36	35	14
Other income, net of insurance claims	660	397	853
Total income, net of insurance claims	696	432	867
Profit (loss) before tax	89	(41)	379
Operating segments | Other
Segmental analysis
Net interest income	11	(26)	9
Other income, net of insurance claims	268	209	31
Total income, net of insurance claims	279	183	40
Profit (loss) before tax	253	(28)	(204)
Inter-segment income (expense)
Segmental analysis
Total income, net of insurance claims	0	0	0
Inter-segment income (expense) | Retail
Segmental analysis
Total income, net of insurance claims	(683)	(876)	(875)
Inter-segment income (expense) | Commercial Banking
Segmental analysis
Total income, net of insurance claims	137	156	247
Inter-segment income (expense) | Insurance and Wealth
Segmental analysis
Total income, net of insurance claims	11	66	10
Inter-segment income (expense) | Other
Segmental analysis
Total income, net of insurance claims	535	654	618
Material reconciling items | Insurance grossing adjustment
Segmental analysis
Net interest income	(938)	(982)	1,132
Other income, net of insurance claims	1,026	1,045	(1,018)
Total income, net of insurance claims	88	63	114
Profit (loss) before tax	0	0	0
Material reconciling items | Market volatility and asset sales
Segmental analysis
Net interest income	(18)	(17)	52
Other income, net of insurance claims	279	(38)	(75)
Total income, net of insurance claims	261	(55)	(23)
Profit (loss) before tax	239	(16)	(43)
Material reconciling items | Amortisation of purchased intangibles
Segmental analysis
Net interest income	0	0	0
Other income, net of insurance claims	0	0	0
Total income, net of insurance claims	0	0	0
Profit (loss) before tax	(35)	(35)	(34)
Material reconciling items | Restructuring costs
Segmental analysis
Net interest income	0	0	0
Other income, net of insurance claims	(8)	(17)	(37)
Total income, net of insurance claims	(8)	(17)	(37)
Profit (loss) before tax	(255)	(388)	(133)
Material reconciling items | Fair value unwind and other items
Segmental analysis
Net interest income	(89)	(103)	(106)
Other income, net of insurance claims	(8)	(6)	8
Total income, net of insurance claims	(97)	(109)	(98)
Profit (loss) before tax	£ (109)	(122)	£ (111)
Material reconciling items | Payment protection insurance
Segmental analysis
Net interest income		0
Other income, net of insurance claims		0
Total income, net of insurance claims		0
Profit (loss) before tax		£ (85)